Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck VIP Trust
Entity Central Index Key	0000811976
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025035
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Bond Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$57	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[1]
AssetsNet	$ 18,412,142
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 7,203
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,412,142 Number of Portfolio Holdings106 Portfolio Turnover Rate126% Advisory Fees Paid$7,203
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.0%
Other Investments		0.8%
Money Market Fund		5.6%
Real Estate		1.0%
Industrials		1.0%
Utilities		1.1%
Financials		1.4%
Energy		6.5%
Government		80.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025038
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$70	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%	[2]
AssetsNet	$ 87,137,971
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 383,029
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$87,137,971 Number of Portfolio Holdings73 Portfolio Turnover Rate19% Advisory Fees Paid$383,029
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Other Investments		0.4%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.8%
Communication Services		5.2%
Real Estate		7.3%
Industrials		11.1%
Information Technology		17.5%
Consumer Discretionary		22.7%
Financials		27.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025040
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$83	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%	[3]
AssetsNet	$ 87,137,971
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 383,029
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$87,137,971 Number of Portfolio Holdings73 Portfolio Turnover Rate19% Advisory Fees Paid$383,029
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Other Investments		0.4%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.8%
Communication Services		5.2%
Real Estate		7.3%
Industrials		11.1%
Information Technology		17.5%
Consumer Discretionary		22.7%
Financials		27.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000125662
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Gold Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$93	1.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.46%	[4]
AssetsNet	$ 88,264,645
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 277,265
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$88,264,645 Number of Portfolio Holdings40 Portfolio Turnover Rate40% Advisory Fees Paid$277,265
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.5%
Silver		2.4%
Gold		97.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025041
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[5]
AssetsNet	$ 283,781,794
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,262,606
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$283,781,794 Number of Portfolio Holdings69 Portfolio Turnover Rate20% Advisory Fees Paid$1,262,606
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Money Market Fund		2.3%
Industrials & Utilities		1.1%
Other Materials		1.5%
Renewables & Alternatives		4.1%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.5%
Base & Industrial Metals		20.3%
Oil & Gas		31.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025043
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$70	1.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%	[6]
AssetsNet	$ 283,781,794
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,262,606
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$283,781,794 Number of Portfolio Holdings69 Portfolio Turnover Rate20% Advisory Fees Paid$1,262,606
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Money Market Fund		2.3%
Industrials & Utilities		1.1%
Other Materials		1.5%
Renewables & Alternatives		4.1%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.5%
Base & Industrial Metals		20.3%
Oil & Gas		31.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized